MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
MINERAL PROPERTIES, PLANT AND EQUIPMENT
MINERAL PROPERTIES, PLANT AND EQUIPMENT

8.          MINERAL PROPERTIES, PLANT AND EQUIPMENT

				Exploration
				and
	Mineral	Plant and	Right of use	evaluation
Cost	properties	equipment(i)	assets	assets(ii)	Total

December 31, 2019	$100,073	$42,364	$1,883	$79,893		$224,213
Additions	17,488	6,341	8,272	737		32,838
Disposals	—	(235)	—	—		(235)
Disposal of AEG	—	(2,639)	(276)	—		(2,915)
Amendment to Wheaton SPA	—	—	—	(14,835)		(14,835)
Change of estimate in decommissioning and rehabilitation provision	159	147	—	—		306
Transfers from exploration and evaluation assets to mineral properties(ii)	 51,127	 —	—	(51,127)		—
December 31, 2020	$168,847	$45,978	$9,879	$14,668		$239,372
Accumulated Depreciation
December 31, 2019	$90,459	$27,666	$533	$—		$118,658
Depreciation and depletion	397	1,786	884	—		3,067
Disposals	—	(117)	—	—		(117)
Disposal of AEG	—	(1,374)	(50)	—		(1,424)
December 31, 2020	$90,856	$27,961	$1,367	$—		$120,184
Net Book Value
December 31, 2019	$9,614	$14,698	$1,350	$79,893		$105,555
December 31, 2020	$77,991	$18,017	$8,512	$14,668		$119,188

(i)	The total cost of plant and equipment as at December 31, 2020 includes construction in progress of $3,543,000.
(ii)	On August 5, 2020, the Bermingham and Flame & Moth properties were determined to be technically feasible and commercially viable, and thus transitioned from exploration and evaluation assets under IFRS 6 to mineral properties under IAS 16.

				Exploration
				and
	Mineral	Plant and	Right of use	evaluation
Cost	properties	equipment(i)	assets	assets	Total

December 31, 2020	$168,847	$45,978	$9,879	$14,668	$239,372
Additions	38,960	5,187	1,378	11,352	56,877
Disposals	—	—	(596)	—	(596)
Lease modifications	—	—	127	—	127
Change of estimate in decommissioning and rehabilitation provision	(473)	(454)	—	—	(927)
December 31, 2021	$207,334	$50,711	$10,788	$26,020	$294,853

Accumulated Depreciation

December 31, 2020	$90,856	$27,961	$1,367	$—	$120,184
Depreciation and depletion	4,481	1,454	2,042	—	7,977
Disposals	—	—	(65)	—	(65)
Lease modifications	—	—	(320)	—	(320)

December 31, 2021	$95,337	$29,415	$3,024	$—	$127,776

Net Book Value

December 31, 2020	$77,991	$18,017	$8,512	$14,668	$119,188

December 31, 2021	$111,997	$21,296	$7,764	$26,020	$167,077
(i)	The total cost of plant and equipment as at December 31, 2021 includes construction in progress of $2,266,000.

During the year ended December 31, 2021, the Corporation capitalized to mineral properties, plant and equipment depreciation and depletion of $2,258,000 (2020 – $923,000).

At December 31, 2021, Management assessed potential indicators of impairment and impairment reversals on the Bellekeno mineral property. As a result of the conclusion of ore mining at the Bellekeno mine, the Corporation conducted an impairment assessment on the Bellekeno mineral property. Management estimated the recoverable value of the property using an in-situ enterprise value calculation and determined that the carrying value was recoverable as at December 31, 2021.

(a)Keno Hill District Underlying Agreements

The Corporation’s mineral interest holdings in the Keno Hill District, located in Canada’s Yukon Territory, consist of a number of properties.

The majority of the Corporation’s mineral rights within the Keno Hill District were purchased from the interim receiver of United Keno Hill Mines Limited and UKH Minerals Limited (“UKHM”) in 2006 and are held by ERDC. As a condition of that purchase, a separate agreement was entered into between Alexco, ERDC, the Government of Canada and the Government of Yukon (the “Subsidiary Agreement”), under which the Government of Canada indemnified ERDC and Alexco from and against all liabilities arising directly or indirectly from the pre-existing environmental condition of the former UKHM mineral rights. The Subsidiary Agreement also provided that ERDC may bring any mine into production on the former UKHM mineral rights by designating a production unit from the mineral rights relevant to that purpose and then assuming responsibility for all costs of the production unit’s water related care and maintenance and water related components of closure reclamation.

Other Subsidiary Agreement terms unchanged by the amended and restated Subsidiary Agreement (“ARSA”) include that ERDC is required to pay into a separate reclamation trust a 1.5% net smelter return royalty, to an aggregate maximum of $4 million for all production units, from any future production from the former UKHM mineral rights, commencing once earnings from mining before interest, taxes and depreciation exceed actual exploration costs, to a maximum of $6.2 million, plus actual development and construction capital. That commencement threshold was achieved during the year ended December 31, 2013, and as at December 31, 2021 a total of $40,000 in such royalties had been paid. Additionally, a portion of any future proceeds from sales of the acquired UKHM assets must also be paid into the separate reclamation trust. Also substantially unchanged by the ARSA are the indemnification of pre-existing conditions and the right to bring any mine into production on the former UKHM mineral rights. The rights of the Government of Canada under the Subsidiary Agreement and the ARSA are supported by a general security agreement over all of the assets of ERDC.

As part of the ARSA, in 2006 the Corporation contributed $10,000,000 to a Trust which can be drawn upon to reimburse the Corporation for work performed under the ARSA, subject to approvals according to the contractual terms.

The ARSA can be terminated at ERDC’s election should a closure reclamation plan be prepared but not accepted and approved, and at the Government’s election should ERDC be declared in default under the ARSA. As at December 31, 2021, ERDC is in good standing under the terms and conditions of ARSA.

Keno Hill Royalty Encumbrances

As noted above, under the Subsidiary Agreement and unchanged by the ARSA, the former UKHM mineral rights are subject to a 1.5% net smelter return royalty, to an aggregate maximum of $4 million for all production units. Certain of the Corporation’s non-UKHM mineral rights located within or proximal to the McQuesten property are subject to a net smelter return royalty ranging from 0.5% to 2%. Certain other of the non-UKHM mineral rights located within the McQuesten property are subject to a separate net smelter return royalty of 2% all of which are incorporated under the Option Agreement with Banyan. A limited number of the Corporation’s non-UKHM mineral rights located throughout the remainder of the Keno Hill District are subject to net smelter return royalties ranging from 1% to 1.5%.

Option Agreement for McQuesten Property

Effective May 24, 2017, and as amended on July 8, 2019, the Corporation entered into an option agreement for Banyan Gold Corp. (“Banyan”) to buy up to 100% of Alexco’s McQuesten property. In three stages, Banyan may earn up to 100% of the McQuesten property, by incurring a minimum $2,600,000 in exploration expenditures (incurred), issue 1,600,000 shares (issued), pay in staged payments a total of $2,600,000 in cash or shares and grant Alexco a 6% net smelter return (“NSR”) royalty with buybacks totalling $7,000,000 to reduce to a 1% NSR royalty on gold and 3% NSR royalty on silver. As at December 31, 2021, Banyan has satisfied the first stage of the option agreement, earning 51% of the McQuesten property.